Location and Amount of Gains and Losses Related to Derivatives Not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Detail) (Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2010 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)	Mar. 31, 2010 Foreign currency options JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	$ (58,158)	¥ (4,769,000)	¥ 1,767,000	¥ 1,028,000	$ (1,866)	¥ (153,000)	¥ 67,000	¥ (74,000)	$ (44,390)	¥ (3,640,000)	¥ 1,446,000	¥ (43,000)	$ (11,902)	¥ (976,000)	¥ 254,000	¥ 1,145,000